Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Capital advances for property, plant and equipment	$ 8,747,601	$ 8,714,907